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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:  June 30, 2007
                                                --------------------------------

Check here if Amendment |X|; Amendment Number: 1
                                               ---------

This Amendment (Check only one.): |X| is a restatement.
                                  |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     First Q Capital, LLC
          ----------------------------------------
Address:  888 San Clemente Drive, Suite 180
          ----------------------------------------
          Newport Beach, California 92660
          ----------------------------------------

          ----------------------------------------

Form 13F File Number:  28 - 12239
                       ----------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Nme:       Joseph S. Schuchert III
           ---------------------------------------
Title:     Managing Director
           ---------------------------------------
Phone:     (949) 720-3000
           ---------------------------------------

Signature, Place, and Date of Signing:


     /s/ Joseph S. Schuchert III             Newport Beach, California                 August 24, 2007
 -------------------------------------  -------------------------------------   ------------------------------
             [Signature]                            [City, State]                           [Date]

Report Type (Check only one):
 |X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

 |_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

 |_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:  None

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:        0
                                          -----------------

Form 13F Information Table Entry Total:   1
                                          -----------------

Form 13F Information Table Value Total:   $ 25,285
                                          -----------------
                                             (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None

                                                 FORM 13F INFORMATION TABLE
       COLUMN 1         COLUMN 2    COLUMN 3      COLUMN4            COLUMN5            COLUMN6    COLUMN7          COLUMN8
------------------------------------------------------------------------------------------------------------------------------------
                                                   VALUE     SHRS OR     SH/    PUT/   INVESTMENT   OTHER
                                                                                                               VOTING AUTHORITY
    NAME OF ISSUER     TITLE OF       CUSIP      (X$1000)    PRN AMT     PRN    CALL   DISCRETION    MGRS    SOLE    SHARED    NONE
                         CLASS
------------------------------------------------------------------------------------------------------------------------------------
 Goodman Global           Comm      38239A100      25285     1137939     SH                YES       NONE      X
